Quarterly Holdings Report
for
Fidelity® Variable Insurance Products:
VIP Index 500 Portfolio
March 31, 2023
VIPIDX-NPRT1-0523
1.799879.119
Common Stocks - 99.0%
	Shares	Value ($)
COMMUNICATION SERVICES - 8.0%
Diversified Telecommunication Services - 0.9%
AT&T, Inc.	2,349,037	45,218,962
Verizon Communications, Inc. (a)	1,384,065	53,826,288
		99,045,250
Entertainment - 1.4%
Activision Blizzard, Inc.	234,710	20,088,829
Electronic Arts, Inc.	85,854	10,341,114
Live Nation Entertainment, Inc. (b)	46,959	3,287,130
Netflix, Inc. (b)	146,763	50,703,681
Take-Two Interactive Software, Inc. (b)	52,248	6,233,186
The Walt Disney Co. (b)	602,011	60,279,361
Warner Bros Discovery, Inc.	728,204	10,995,880
		161,929,181
Interactive Media & Services - 4.7%
Alphabet, Inc.:
Class A (b)	1,962,907	203,612,343
Class C (b)	1,710,980	177,941,920
Match Group, Inc. (b)	92,046	3,533,646
Meta Platforms, Inc. Class A (b)	733,502	155,458,414
		540,546,323
Media - 0.8%
Charter Communications, Inc. Class A (b)	34,708	12,411,928
Comcast Corp. Class A	1,386,262	52,553,192
DISH Network Corp. Class A (b)	83,286	777,058
Fox Corp.:
Class A (a)	99,034	3,372,108
Class B	44,162	1,382,712
Interpublic Group of Companies, Inc.	127,975	4,765,789
News Corp.:
Class A	125,997	2,175,968
Class B	39,297	684,947
Omnicom Group, Inc.	66,791	6,301,063
Paramount Global Class B (a)	166,347	3,711,202
		88,135,967
Wireless Telecommunication Services - 0.2%
T-Mobile U.S., Inc. (b)	195,196	28,272,189
TOTAL COMMUNICATION SERVICES		917,928,910
CONSUMER DISCRETIONARY - 10.0%
Auto Components - 0.1%
Aptiv PLC (b)	89,281	10,016,435
BorgWarner, Inc. (a)	77,154	3,789,033
		13,805,468
Automobiles - 1.9%
Ford Motor Co. (a)	1,290,229	16,256,885
General Motors Co.	459,597	16,858,018
Tesla, Inc. (b)	886,323	183,876,570
		216,991,473
Broadline Retail - 2.8%
Amazon.com, Inc. (b)	2,937,986	303,464,574
eBay, Inc.	178,814	7,933,977
Etsy, Inc. (b)	41,411	4,610,287
		316,008,838
Distributors - 0.2%
Genuine Parts Co.	46,453	7,772,051
LKQ Corp.	83,619	4,746,214
Pool Corp.	12,864	4,405,148
		16,923,413
Hotels, Restaurants & Leisure - 2.1%
Booking Holdings, Inc. (b)	12,783	33,905,757
Caesars Entertainment, Inc. (b)	70,677	3,449,744
Carnival Corp. (a)(b)	330,624	3,355,834
Chipotle Mexican Grill, Inc. (b)	9,102	15,548,856
Darden Restaurants, Inc. (a)	40,102	6,222,226
Domino's Pizza, Inc.	11,663	3,847,274
Expedia, Inc. (b)	48,740	4,729,242
Hilton Worldwide Holdings, Inc.	87,799	12,368,245
Las Vegas Sands Corp. (b)	108,302	6,221,950
Marriott International, Inc. Class A	88,663	14,721,605
McDonald's Corp.	241,373	67,490,305
MGM Resorts International	103,748	4,608,486
Norwegian Cruise Line Holdings Ltd. (a)(b)	139,278	1,873,289
Royal Caribbean Cruises Ltd. (b)	72,324	4,722,757
Starbucks Corp.	378,753	39,439,550
Wynn Resorts Ltd. (b)	33,983	3,803,038
Yum! Brands, Inc.	92,271	12,187,154
		238,495,312
Household Durables - 0.3%
D.R. Horton, Inc.	102,968	10,058,944
Garmin Ltd.	50,518	5,098,277
Lennar Corp. Class A	83,539	8,780,784
Mohawk Industries, Inc. (b)	17,362	1,740,020
Newell Brands, Inc.	123,899	1,541,304
NVR, Inc. (b)	998	5,561,046
PulteGroup, Inc.	74,361	4,333,759
Whirlpool Corp. (a)	18,009	2,377,548
		39,491,682
Leisure Products - 0.0%
Hasbro, Inc.	42,902	2,303,408
Specialty Retail - 2.1%
Advance Auto Parts, Inc. (a)	19,582	2,381,367
AutoZone, Inc. (b)	6,184	15,201,200
Bath & Body Works, Inc.	75,385	2,757,583
Best Buy Co., Inc. (a)	64,910	5,080,506
CarMax, Inc. (a)(b)	52,051	3,345,838
Lowe's Companies, Inc.	199,275	39,849,022
O'Reilly Automotive, Inc. (b)	20,548	17,444,841
Ross Stores, Inc.	113,481	12,043,739
The Home Depot, Inc.	335,871	99,122,250
TJX Companies, Inc.	380,795	29,839,096
Tractor Supply Co.	36,397	8,554,751
Ulta Beauty, Inc. (b)	16,767	9,149,249
		244,769,442
Textiles, Apparel & Luxury Goods - 0.5%
NIKE, Inc. Class B	410,507	50,344,578
Ralph Lauren Corp. (a)	13,560	1,582,045
Tapestry, Inc.	77,775	3,352,880
VF Corp.	108,784	2,492,241
		57,771,744
TOTAL CONSUMER DISCRETIONARY		1,146,560,780
CONSUMER STAPLES - 7.2%
Beverages - 1.8%
Brown-Forman Corp. Class B (non-vtg.)	60,270	3,873,553
Constellation Brands, Inc. Class A (sub. vtg.)	53,500	12,085,115
Keurig Dr. Pepper, Inc. (a)	280,014	9,878,894
Molson Coors Beverage Co. Class B	61,926	3,200,336
Monster Beverage Corp.	251,048	13,559,102
PepsiCo, Inc.	453,886	82,743,418
The Coca-Cola Co.	1,282,664	79,563,648
		204,904,066
Food & Staples Retailing - 2.0%
Costco Wholesale Corp.	146,232	72,658,294
Dollar General Corp.	73,677	15,506,061
Dollar Tree, Inc. (b)	68,514	9,835,185
Kroger Co.	214,663	10,597,912
Sysco Corp.	167,276	12,918,725
Target Corp.	151,689	25,124,249
Walgreens Boots Alliance, Inc.	235,883	8,156,834
Walmart, Inc.	462,153	68,144,460
		222,941,720
Food Products - 1.1%
Archer Daniels Midland Co.	180,284	14,361,423
Bunge Ltd.	49,389	4,717,637
Campbell Soup Co.	66,106	3,634,508
Conagra Brands, Inc.	157,062	5,899,249
General Mills, Inc.	194,313	16,605,989
Hormel Foods Corp. (a)	95,431	3,805,788
Kellogg Co.	84,345	5,647,741
Lamb Weston Holdings, Inc.	47,436	4,958,011
McCormick & Co., Inc. (non-vtg.)	82,617	6,874,561
Mondelez International, Inc.	449,294	31,324,778
The Hershey Co.	48,435	12,322,348
The J.M. Smucker Co.	35,150	5,531,556
The Kraft Heinz Co.	262,383	10,146,351
Tyson Foods, Inc. Class A	94,099	5,581,953
		131,411,893
Household Products - 1.4%
Church & Dwight Co., Inc.	80,358	7,104,451
Colgate-Palmolive Co.	275,239	20,684,211
Kimberly-Clark Corp.	111,220	14,927,948
Procter & Gamble Co.	777,476	115,602,906
The Clorox Co.	40,701	6,440,526
		164,760,042
Personal Products - 0.2%
Estee Lauder Companies, Inc. Class A	76,346	18,816,235
Tobacco - 0.7%
Altria Group, Inc. (a)	588,401	26,254,453
Philip Morris International, Inc.	510,886	49,683,664
		75,938,117
TOTAL CONSUMER STAPLES		818,772,073
ENERGY - 4.6%
Energy Equipment & Services - 0.4%
Baker Hughes Co. Class A	331,524	9,567,783
Halliburton Co.	297,925	9,426,347
Schlumberger Ltd.	468,041	22,980,813
		41,974,943
Oil, Gas & Consumable Fuels - 4.2%
APA Corp.	105,934	3,819,980
Chevron Corp.	586,262	95,654,508
ConocoPhillips Co.	403,329	40,014,270
Coterra Energy, Inc. (a)	259,810	6,375,737
Devon Energy Corp.	215,408	10,901,799
Diamondback Energy, Inc. (a)	60,560	8,185,895
EOG Resources, Inc.	193,576	22,189,617
EQT Corp.	120,957	3,859,738
Exxon Mobil Corp.	1,357,114	148,821,121
Hess Corp.	91,445	12,101,831
Kinder Morgan, Inc. (a)	651,908	11,414,909
Marathon Oil Corp.	209,240	5,013,390
Marathon Petroleum Corp.	149,625	20,173,939
Occidental Petroleum Corp. (a)	239,625	14,959,789
ONEOK, Inc. (a)	147,282	9,358,298
Phillips 66 Co.	153,576	15,569,535
Pioneer Natural Resources Co.	78,296	15,991,175
Targa Resources Corp.	74,603	5,442,289
The Williams Companies, Inc. (a)	401,380	11,985,207
Valero Energy Corp.	127,052	17,736,459
		479,569,486
TOTAL ENERGY		521,544,429
FINANCIALS - 12.8%
Banks - 3.1%
Bank of America Corp.	2,300,089	65,782,545
Citigroup, Inc.	638,279	29,928,902
Citizens Financial Group, Inc.	162,292	4,928,808
Comerica, Inc.	43,198	1,875,657
Fifth Third Bancorp	225,157	5,998,182
First Republic Bank (a)	61,410	859,126
Huntington Bancshares, Inc.	475,473	5,325,298
JPMorgan Chase & Co. (a)	966,647	125,963,771
KeyCorp	307,677	3,852,116
M&T Bank Corp.	55,780	6,669,615
PNC Financial Services Group, Inc. (a)	132,140	16,794,994
Regions Financial Corp. (a)	307,742	5,711,692
Truist Financial Corp.	437,230	14,909,543
U.S. Bancorp	459,116	16,551,132
Wells Fargo & Co.	1,255,744	46,939,711
Zions Bancorp NA	49,395	1,478,392
		353,569,484
Capital Markets - 2.8%
Ameriprise Financial, Inc.	34,703	10,636,470
Bank of New York Mellon Corp.	242,400	11,014,656
BlackRock, Inc. Class A	49,352	33,022,410
Cboe Global Markets, Inc.	34,958	4,692,762
Charles Schwab Corp.	502,667	26,329,697
CME Group, Inc.	118,550	22,704,696
FactSet Research Systems, Inc. (a)	12,611	5,234,700
Franklin Resources, Inc. (a)	93,945	2,530,878
Goldman Sachs Group, Inc.	111,598	36,504,822
Intercontinental Exchange, Inc. (a)	184,171	19,207,194
Invesco Ltd.	149,767	2,456,179
MarketAxess Holdings, Inc.	12,403	4,853,170
Moody's Corp.	51,921	15,888,864
Morgan Stanley	430,567	37,803,783
MSCI, Inc.	26,350	14,747,832
NASDAQ, Inc.	111,714	6,107,404
Northern Trust Corp. (a)	68,688	6,053,473
Raymond James Financial, Inc.	63,871	5,957,248
S&P Global, Inc.	108,489	37,403,753
State Street Corp. (a)	115,017	8,705,637
T. Rowe Price Group, Inc. (a)	73,910	8,344,439
		320,200,067
Consumer Finance - 0.5%
American Express Co.	196,198	32,362,860
Capital One Financial Corp.	125,637	12,081,254
Discover Financial Services	87,974	8,695,350
Synchrony Financial	144,092	4,190,195
		57,329,659
Diversified Financial Services - 1.6%
Berkshire Hathaway, Inc. Class B (b)	593,766	183,337,128
Financial Services - 2.7%
Fidelity National Information Services, Inc.	195,519	10,622,547
Fiserv, Inc. (b)	209,275	23,654,353
FleetCor Technologies, Inc. (b)	24,297	5,123,022
Global Payments, Inc.	86,689	9,123,150
Jack Henry & Associates, Inc.	24,051	3,624,967
MasterCard, Inc. Class A	278,053	101,047,241
PayPal Holdings, Inc. (b)	372,835	28,313,090
Visa, Inc. Class A (a)	535,512	120,736,536
		302,244,906
Insurance - 2.1%
AFLAC, Inc.	184,507	11,904,392
Allstate Corp.	86,663	9,603,127
American International Group, Inc.	244,834	12,329,840
Aon PLC	67,689	21,341,665
Arch Capital Group Ltd. (b)	121,900	8,273,353
Arthur J. Gallagher & Co.	69,894	13,371,421
Assurant, Inc.	17,458	2,096,182
Brown & Brown, Inc.	77,429	4,445,973
Chubb Ltd.	136,780	26,559,940
Cincinnati Financial Corp.	51,797	5,805,408
Everest Re Group Ltd.	12,905	4,620,248
Globe Life, Inc.	29,797	3,278,266
Hartford Financial Services Group, Inc.	103,819	7,235,146
Lincoln National Corp.	51,036	1,146,779
Loews Corp.	64,263	3,728,539
Marsh & McLennan Companies, Inc.	163,126	27,168,635
MetLife, Inc.	217,180	12,583,409
Principal Financial Group, Inc.	75,011	5,574,818
Progressive Corp.	192,761	27,576,389
Prudential Financial, Inc. (a)	121,243	10,031,646
The Travelers Companies, Inc.	76,156	13,053,900
W.R. Berkley Corp.	67,148	4,180,634
Willis Towers Watson PLC (a)	35,179	8,174,896
		244,084,606
TOTAL FINANCIALS		1,460,765,850
HEALTH CARE - 14.1%
Biotechnology - 2.3%
AbbVie, Inc.	582,805	92,881,633
Amgen, Inc.	175,971	42,540,989
Biogen, Inc. (b)	47,454	13,193,636
Gilead Sciences, Inc.	410,951	34,096,604
Incyte Corp. (b)	61,018	4,409,771
Moderna, Inc. (b)	108,880	16,721,790
Regeneron Pharmaceuticals, Inc. (b)	35,429	29,110,946
Vertex Pharmaceuticals, Inc. (b)	84,724	26,693,991
		259,649,360
Health Care Equipment & Supplies - 2.9%
Abbott Laboratories (a)	574,603	58,184,300
Align Technology, Inc. (b)	23,938	7,998,643
Baxter International, Inc.	166,293	6,744,844
Becton, Dickinson & Co.	93,562	23,160,337
Boston Scientific Corp. (b)	472,037	23,616,011
Dentsply Sirona, Inc.	70,796	2,780,867
DexCom, Inc. (b)	127,341	14,794,477
Edwards Lifesciences Corp. (b)	203,741	16,855,493
GE Healthcare Holding LLC	119,659	9,815,628
Hologic, Inc. (b)	81,253	6,557,117
IDEXX Laboratories, Inc. (b)	27,291	13,647,683
Insulet Corp. (b)	22,886	7,299,719
Intuitive Surgical, Inc. (b)	115,470	29,499,121
Medtronic PLC (a)	438,359	35,340,503
ResMed, Inc.	48,414	10,602,182
STERIS PLC (a)	32,716	6,257,916
Stryker Corp. (a)	111,112	31,719,143
Teleflex, Inc. (a)	15,459	3,915,919
The Cooper Companies, Inc.	16,262	6,071,580
Zimmer Biomet Holdings, Inc.	69,156	8,934,955
		323,796,438
Health Care Providers & Services - 3.0%
AmerisourceBergen Corp.	53,324	8,537,706
Cardinal Health, Inc.	84,905	6,410,328
Centene Corp. (b)	181,496	11,472,362
Cigna Group	98,431	25,152,073
CVS Health Corp.	423,175	31,446,134
DaVita HealthCare Partners, Inc. (b)	18,085	1,466,874
Elevance Health, Inc.	78,707	36,190,266
HCA Holdings, Inc.	69,877	18,425,167
Henry Schein, Inc. (b)	44,665	3,641,984
Humana, Inc.	41,186	19,994,156
Laboratory Corp. of America Holdings	29,196	6,698,146
McKesson Corp.	45,131	16,068,893
Molina Healthcare, Inc. (b)	19,247	5,148,380
Quest Diagnostics, Inc.	36,594	5,177,319
UnitedHealth Group, Inc.	307,918	145,518,968
Universal Health Services, Inc. Class B	21,137	2,686,513
		344,035,269
Life Sciences Tools & Services - 1.8%
Agilent Technologies, Inc.	97,505	13,488,842
Bio-Rad Laboratories, Inc. Class A (b)	7,094	3,398,168
Bio-Techne Corp.	51,840	3,846,010
Charles River Laboratories International, Inc. (b)	16,764	3,383,310
Danaher Corp.	216,015	54,444,421
Illumina, Inc. (b)	51,836	12,054,462
IQVIA Holdings, Inc. (b)	61,196	12,171,272
Mettler-Toledo International, Inc. (b)	7,285	11,147,580
PerkinElmer, Inc.	41,620	5,546,281
Thermo Fisher Scientific, Inc.	129,251	74,496,399
Waters Corp. (b)	19,578	6,061,936
West Pharmaceutical Services, Inc.	24,397	8,452,829
		208,491,510
Pharmaceuticals - 4.1%
Bristol-Myers Squibb Co.	700,671	48,563,507
Catalent, Inc. (b)	59,357	3,900,348
Eli Lilly & Co.	259,900	89,254,858
Johnson & Johnson	861,607	133,549,085
Merck & Co., Inc.	835,549	88,894,058
Organon & Co.	84,062	1,977,138
Pfizer, Inc.	1,849,857	75,474,166
Viatris, Inc.	399,655	3,844,681
Zoetis, Inc. Class A (a)	153,588	25,563,187
		471,021,028
TOTAL HEALTH CARE		1,606,993,605
INDUSTRIALS - 8.6%
Aerospace & Defense - 1.7%
General Dynamics Corp.	74,164	16,924,966
Howmet Aerospace, Inc.	121,324	5,140,498
Huntington Ingalls Industries, Inc.	13,129	2,717,966
L3Harris Technologies, Inc.	62,746	12,313,275
Lockheed Martin Corp.	74,882	35,398,968
Northrop Grumman Corp.	47,413	21,891,530
Raytheon Technologies Corp. (a)	482,794	47,280,016
Textron, Inc.	68,782	4,858,073
The Boeing Co. (b)	185,322	39,367,952
TransDigm Group, Inc.	17,093	12,598,396
		198,491,640
Air Freight & Logistics - 0.6%
C.H. Robinson Worldwide, Inc. (a)	38,777	3,853,270
Expeditors International of Washington, Inc.	52,451	5,775,904
FedEx Corp.	76,521	17,484,283
United Parcel Service, Inc. Class B	240,516	46,657,699
		73,771,156
Airlines - 0.2%
Alaska Air Group, Inc. (a)(b)	42,033	1,763,705
American Airlines Group, Inc. (b)	214,384	3,162,164
Delta Air Lines, Inc. (b)	211,301	7,378,631
Southwest Airlines Co.	195,831	6,372,341
United Airlines Holdings, Inc. (b)	107,718	4,766,522
		23,443,363
Building Products - 0.4%
A.O. Smith Corp.	41,796	2,890,193
Allegion PLC	28,931	3,087,806
Carrier Global Corp.	274,908	12,577,041
Johnson Controls International PLC	226,476	13,638,385
Masco Corp.	74,183	3,688,379
Trane Technologies PLC	75,495	13,889,570
		49,771,374
Commercial Services & Supplies - 0.5%
Cintas Corp.	28,466	13,170,649
Copart, Inc. (b)	141,275	10,625,293
Republic Services, Inc.	67,691	9,153,177
Rollins, Inc.	76,288	2,863,089
Waste Management, Inc.	122,403	19,972,498
		55,784,706
Construction & Engineering - 0.1%
Quanta Services, Inc.	47,096	7,848,077
Electrical Equipment - 0.6%
AMETEK, Inc.	75,687	10,999,592
Eaton Corp. PLC (a)	131,066	22,456,848
Emerson Electric Co.	188,302	16,408,636
Generac Holdings, Inc. (b)	20,899	2,257,301
Rockwell Automation, Inc. (a)	37,826	11,100,040
		63,222,417
Ground Transportation - 0.1%
J.B. Hunt Transport Services, Inc.	27,362	4,800,937
Old Dominion Freight Lines, Inc.	29,856	10,176,119
		14,977,056
Industrial Conglomerates - 0.8%
3M Co.	181,403	19,067,269
General Electric Co.	358,976	34,318,106
Honeywell International, Inc.	220,187	42,082,139
		95,467,514
Machinery - 1.8%
Caterpillar, Inc.	171,503	39,246,747
Cummins, Inc.	46,568	11,124,164
Deere & Co.	89,116	36,794,214
Dover Corp.	46,039	6,995,166
Fortive Corp.	116,300	7,928,171
IDEX Corp.	24,860	5,743,406
Illinois Tool Works, Inc. (a)	91,495	22,274,458
Ingersoll Rand, Inc.	133,446	7,763,888
Nordson Corp.	17,707	3,935,558
Otis Worldwide Corp.	136,730	11,540,012
PACCAR, Inc.	172,037	12,593,108
Parker Hannifin Corp.	42,270	14,207,370
Pentair PLC	54,183	2,994,694
Snap-On, Inc.	17,500	4,320,575
Stanley Black & Decker, Inc. (a)	48,769	3,929,806
Westinghouse Air Brake Tech Co.	59,938	6,057,334
Xylem, Inc.	59,400	6,219,180
		203,667,851
Professional Services - 0.8%
Automatic Data Processing, Inc.	136,552	30,400,572
Broadridge Financial Solutions, Inc.	38,784	5,684,571
CoStar Group, Inc. (b)	134,026	9,227,690
Equifax, Inc. (a)	40,367	8,188,042
Jacobs Solutions, Inc.	41,782	4,909,803
Leidos Holdings, Inc.	45,036	4,146,014
Paychex, Inc.	105,723	12,114,799
Robert Half International, Inc.	35,479	2,858,543
Verisk Analytics, Inc.	51,535	9,887,505
		87,417,539
Road & Rail - 0.7%
CSX Corp.	692,824	20,743,151
Norfolk Southern Corp.	75,061	15,912,932
Union Pacific Corp.	201,642	40,582,469
		77,238,552
Trading Companies & Distributors - 0.3%
Fastenal Co.	188,108	10,146,546
United Rentals, Inc.	22,856	9,045,491
W.W. Grainger, Inc.	14,821	10,208,853
		29,400,890
TOTAL INDUSTRIALS		980,502,135
INFORMATION TECHNOLOGY - 25.8%
Communications Equipment - 0.9%
Arista Networks, Inc. (b)	81,569	13,692,172
Cisco Systems, Inc.	1,353,860	70,773,032
F5, Inc. (b)	19,805	2,885,390
Juniper Networks, Inc.	106,728	3,673,578
Motorola Solutions, Inc.	55,106	15,767,480
		106,791,652
Electronic Equipment & Components - 0.6%
Amphenol Corp. Class A	195,963	16,014,096
CDW Corp.	44,618	8,695,602
Corning, Inc.	250,855	8,850,164
Keysight Technologies, Inc. (b)	58,773	9,490,664
TE Connectivity Ltd.	104,288	13,677,371
Teledyne Technologies, Inc. (b)	15,446	6,909,923
Trimble, Inc. (b)	81,290	4,261,222
Zebra Technologies Corp. Class A (b)	17,010	5,409,180
		73,308,222
IT Services - 1.2%
Accenture PLC Class A	207,531	59,314,435
Akamai Technologies, Inc. (b)	51,821	4,057,584
Cognizant Technology Solutions Corp. Class A	167,725	10,219,484
DXC Technology Co. (b)	75,246	1,923,288
EPAM Systems, Inc. (b)	18,955	5,667,545
Gartner, Inc. (b)	26,042	8,483,702
IBM Corp.	297,956	39,059,052
VeriSign, Inc. (b)	30,188	6,379,630
		135,104,720
Semiconductors & Semiconductor Equipment - 6.4%
Advanced Micro Devices, Inc. (b)	531,348	52,077,417
Analog Devices, Inc.	167,041	32,943,826
Applied Materials, Inc.	277,838	34,126,842
Broadcom, Inc.	137,716	88,350,323
Enphase Energy, Inc. (b)	44,793	9,419,072
First Solar, Inc. (b)	32,674	7,106,595
Intel Corp.	1,363,336	44,540,187
KLA Corp.	45,637	18,216,921
Lam Research Corp. (a)	44,468	23,573,376
Microchip Technology, Inc.	180,532	15,124,971
Micron Technology, Inc.	359,593	21,697,842
Monolithic Power Systems, Inc.	14,747	7,381,463
NVIDIA Corp.	810,696	225,187,028
NXP Semiconductors NV	85,398	15,924,592
onsemi (b)	142,354	11,718,581
Qorvo, Inc. (b)	32,913	3,342,973
Qualcomm, Inc.	367,450	46,879,271
Skyworks Solutions, Inc.	52,380	6,179,792
SolarEdge Technologies, Inc. (b)	18,423	5,599,671
Teradyne, Inc. (a)	51,341	5,519,671
Texas Instruments, Inc.	298,649	55,551,700
		730,462,114
Software - 9.4%
Adobe, Inc. (b)	150,868	58,140,001
ANSYS, Inc. (b)	28,706	9,553,357
Autodesk, Inc. (b)	71,103	14,800,800
Cadence Design Systems, Inc. (b)	90,402	18,992,556
Ceridian HCM Holding, Inc. (b)	50,697	3,712,034
Fair Isaac Corp. (b)	8,290	5,825,300
Fortinet, Inc. (b)	213,684	14,201,439
Gen Digital, Inc.	187,404	3,215,853
Intuit, Inc.	92,577	41,273,604
Microsoft Corp.	2,453,119	707,234,208
Oracle Corp.	506,482	47,062,307
Paycom Software, Inc. (b)	15,897	4,832,847
PTC, Inc. (b)	35,084	4,498,821
Roper Technologies, Inc.	34,950	15,402,116
Salesforce, Inc. (b)	329,550	65,837,499
ServiceNow, Inc. (b)	66,898	31,088,839
Synopsys, Inc. (b)	50,230	19,401,338
Tyler Technologies, Inc. (b)	13,718	4,864,952
		1,069,937,871
Technology Hardware, Storage & Peripherals - 7.3%
Apple, Inc.	4,901,301	808,224,532
Hewlett Packard Enterprise Co.	422,430	6,729,310
HP, Inc.	284,774	8,358,117
NetApp, Inc.	71,073	4,538,011
Seagate Technology Holdings PLC (a)	63,286	4,184,470
Western Digital Corp. (b)	105,240	3,964,391
		835,998,831
TOTAL INFORMATION TECHNOLOGY		2,951,603,410
MATERIALS - 2.6%
Chemicals - 1.8%
Air Products & Chemicals, Inc.	73,190	21,020,900
Albemarle Corp. (a)	38,607	8,533,691
Celanese Corp. Class A	32,862	3,578,343
CF Industries Holdings, Inc.	64,648	4,686,334
Corteva, Inc.	234,920	14,168,025
Dow, Inc.	232,288	12,734,028
DuPont de Nemours, Inc.	150,975	10,835,476
Eastman Chemical Co.	39,128	3,300,056
Ecolab, Inc. (a)	81,662	13,517,511
FMC Corp.	41,508	5,069,372
International Flavors & Fragrances, Inc.	84,013	7,725,835
Linde PLC	162,318	57,694,310
LyondellBasell Industries NV Class A	83,700	7,858,593
PPG Industries, Inc.	77,452	10,346,038
Sherwin-Williams Co.	77,714	17,467,776
The Mosaic Co. (a)	112,212	5,148,287
		203,684,575
Construction Materials - 0.1%
Martin Marietta Materials, Inc.	20,460	7,264,528
Vulcan Materials Co.	43,797	7,513,813
		14,778,341
Containers & Packaging - 0.3%
Amcor PLC	489,591	5,571,546
Avery Dennison Corp.	26,678	4,773,495
Ball Corp. (a)	103,438	5,700,468
International Paper Co.	117,165	4,224,970
Packaging Corp. of America (a)	30,485	4,232,233
Sealed Air Corp.	47,807	2,194,819
WestRock Co.	83,982	2,558,932
		29,256,463
Metals & Mining - 0.4%
Freeport-McMoRan, Inc.	471,032	19,269,919
Newmont Corp. (a)	261,575	12,822,407
Nucor Corp. (a)	83,378	12,879,400
Steel Dynamics, Inc.	54,970	6,214,908
		51,186,634
TOTAL MATERIALS		298,906,013
REAL ESTATE - 2.5%
Equity Real Estate Investment Trusts (REITs) - 2.5%
Alexandria Real Estate Equities, Inc.	51,895	6,517,493
American Tower Corp.	153,438	31,353,521
AvalonBay Communities, Inc.	46,091	7,746,053
Boston Properties, Inc.	47,142	2,551,325
Camden Property Trust (SBI)	36,291	3,804,748
Crown Castle International Corp.	142,687	19,097,228
Digital Realty Trust, Inc.	94,740	9,313,889
Equinix, Inc.	30,496	21,988,836
Equity Residential (SBI)	112,202	6,732,120
Essex Property Trust, Inc.	21,298	4,454,264
Extra Space Storage, Inc.	44,128	7,189,775
Federal Realty Investment Trust (SBI)	24,195	2,391,192
Healthpeak Properties, Inc.	180,179	3,958,533
Host Hotels & Resorts, Inc.	235,628	3,885,506
Invitation Homes, Inc.	191,381	5,976,829
Iron Mountain, Inc.	95,776	5,067,508
Kimco Realty Corp.	203,807	3,980,351
Mid-America Apartment Communities, Inc.	38,051	5,747,223
Prologis (REIT), Inc.	304,196	37,954,535
Public Storage	52,092	15,739,077
Realty Income Corp.	206,672	13,086,471
Regency Centers Corp.	50,859	3,111,554
SBA Communications Corp. Class A	35,575	9,287,565
Simon Property Group, Inc.	107,736	12,063,200
UDR, Inc.	101,930	4,185,246
Ventas, Inc.	131,801	5,713,573
VICI Properties, Inc.	330,770	10,789,717
Welltower, Inc.	155,712	11,162,993
Weyerhaeuser Co.	241,461	7,275,220
		282,125,545
Real Estate Management & Development - 0.0%
CBRE Group, Inc. (b)	104,104	7,579,812
TOTAL REAL ESTATE		289,705,357
UTILITIES - 2.8%
Electric Utilities - 1.9%
Alliant Energy Corp.	82,676	4,414,898
American Electric Power Co., Inc.	169,353	15,409,429
Constellation Energy Corp. (a)	107,770	8,459,945
Duke Energy Corp.	253,784	24,482,542
Edison International (a)	125,843	8,883,257
Entergy Corp.	67,053	7,224,290
Evergy, Inc.	75,615	4,621,589
Eversource Energy	114,782	8,982,839
Exelon Corp. (a)	327,484	13,718,305
FirstEnergy Corp.	178,992	7,170,420
NextEra Energy, Inc.	654,882	50,478,305
NRG Energy, Inc.	75,900	2,602,611
PG&E Corp. (b)	530,624	8,580,190
Pinnacle West Capital Corp.	37,266	2,952,958
PPL Corp.	242,649	6,743,216
Southern Co.	358,801	24,965,374
Xcel Energy, Inc.	180,361	12,163,546
		211,853,714
Gas Utilities - 0.0%
Atmos Energy Corp.	47,194	5,302,718
Independent Power and Renewable Electricity Producers - 0.0%
The AES Corp. (a)	220,111	5,300,273
Multi-Utilities - 0.8%
Ameren Corp. (a)	85,194	7,359,910
CenterPoint Energy, Inc.	207,444	6,111,300
CMS Energy Corp.	95,988	5,891,743
Consolidated Edison, Inc.	116,963	11,189,850
Dominion Energy, Inc. (a)	274,586	15,352,103
DTE Energy Co.	63,839	6,992,924
NiSource, Inc.	133,852	3,742,502
Public Service Enterprise Group, Inc.	164,426	10,268,404
Sempra Energy	103,592	15,658,967
WEC Energy Group, Inc.	103,957	9,854,084
		92,421,787
Water Utilities - 0.1%
American Water Works Co., Inc.	63,588	9,315,006
TOTAL UTILITIES		324,193,498
TOTAL COMMON STOCKS (Cost $3,978,268,060)		11,317,476,060

U.S. Treasury Obligations - 0.0%
	Principal Amount (c)	Value ($)
U.S. Treasury Bills, yield at date of purchase 4.65% 6/29/23 (d) (Cost $4,943,602)	5,000,000	4,944,054

Money Market Funds - 2.2%
	Shares	Value ($)
Fidelity Cash Central Fund 4.86% (e)	92,578,564	92,597,079
Fidelity Securities Lending Cash Central Fund 4.87% (e)(f)	153,553,273	153,568,628
TOTAL MONEY MARKET FUNDS (Cost $246,163,390)		246,165,707

TOTAL INVESTMENT IN SECURITIES - 101.2% (Cost $4,229,375,052)	11,568,585,821
NET OTHER ASSETS (LIABILITIES) - (1.2)% (g)	(139,006,298)
NET ASSETS - 100.0%	11,429,579,523

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Equity Index Contracts
CME E-mini S&P 500 Index Contracts (United States)	514	Jun 2023	106,340,175	3,091,165	3,091,165

The notional amount of futures purchased as a percentage of Net Assets is 0.9%

Legend

(a)	Security or a portion of the security is on loan at period end.
(b)	Non-income producing
(c)	Amount is stated in United States dollars unless otherwise noted.
(d)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $4,944,054.
(e)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(f)	Investment made with cash collateral received from securities on loan.
(g)	Includes $47,610 of cash collateral to cover margin requirements for futures contracts.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 4.86%	95,552,594	799,098,167	802,053,682	1,231,632	-	-	92,597,079	0.2%
Fidelity Securities Lending Cash Central Fund 4.87%	285,873,734	465,931,152	598,236,258	70,772	-	-	153,568,628	0.5%
Total	381,426,328	1,265,029,319	1,400,289,940	1,302,404	-	-	246,165,707

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. Treasury Obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Equity Risk - Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the stock market.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.
The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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